SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule Of Total Revenues And Long-Lived Assets By Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	$ 27,864	$ 33,459	$ 7,500
Long-lived assets	3,695	2,545
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	5,000	10,000	7,500
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,677	2,468
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	22,864	23,459	$ 0
Long-lived assets	$ 18	$ 77